Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net	$ 2,400,311	$ 2,550,046	$ 8,919,312	$ 7,501,535	$ 9,889,433	$ 17,122,520
Cost of Sales	998,320	1,269,005	5,010,704	3,995,792	5,143,468	11,415,198
Gross Profit	1,401,991	1,281,041	3,908,608	3,505,743	4,745,965	5,707,322
Operating Expenses
Loss on Inventory Investment		1,285		1,226,426	1,226,426
Wage and salary expense	937,062	1,015,816	3,185,144	2,878,237
Professional fees	95,275	205,457	307,341	757,263
Accounting and legal expense	191,611	98,867	567,690	462,626
Technology expense	298,586	338,637	842,433	678,110
Loss on Impairment of Goodwill					(0)	725,973
General and Administrative	286,488	917,105	1,484,709	2,013,050	8,811,832	7,488,011
Total Operating Expenses	1,809,022	2,577,167	6,387,317	8,015,712	10,038,258	8,213,984
Operating Loss	(407,031)	(1,296,126)	(2,478,709)	(4,509,969)	(5,292,293)	(2,506,662)
Nonoperating income (expense)
Interest income	8,396		8,396
Gain on disposal of asset			4,100
Interest Expense	(130,107)	(5,622)	(140,626)	(21,574)	(23,590)	(29,389)
Total nonoperating expense	(121,711)	(5,622)	(128,130)	(21,574)
Net Loss	(528,742)	(1,301,748)	(2,606,839)	(4,531,543)	(5,315,883)	(2,536,051)
Net loss attributable to TRxADE Health, Inc.	(503,003)	(1,301,748)	(2,546,913)	(4,531,543)	$ (5,315,883)	$ (2,536,051)
Net loss attributable to non-controlling interests	$ (25,739)		$ (59,926)
Net Loss per Common Share – Basic and Diluted	$ (0.06)	$ (0.16)	$ (0.31)	$ (0.56)	$ (0.65)	$ (0.33)
Weighted average Common Shares Outstanding – Basic and Diluted	8,249,653	8,163,522	8,203,202	8,126,689	8,136,740	7,705,620